Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 190,236		¥ 1,224,393		¥ 1,276,710
Restricted cash	150		1,004		1,006
Short-term investments	31,589		130,000		212,000
Inventories, net	751		110		5,042
Loan receivables, net	18,015		104,247		120,901
Prepayments and other current assets	24,026		188,862		161,249
Amounts due from related parties	267		7,179		1,789
Property, equipment and software, net	1,784		16,511		11,975
Intangible assets, net	149,298		116,770		1,001,967
Goodwill	233,737		1,568,653	¥ 1,568,653	1,568,653	¥ 1,663,961
Investments	36,018		201,037		241,721
Total assets	685,985		3,577,521		4,603,776
Accounts payable	2,681		12,270		17,989
Salaries and welfare payable	3,295		20,654		22,112
Advances from customers	175		37		1,177
Taxes payable	871		8,523		5,844
Amounts due to related parties	1,400		20,103		9,393
Accruals and other current liabilities	73,368		608,486		492,385
Total liabilities	82,864		695,306		556,107
Total revenues	160,072	¥ 1,074,278	973,207	1,109,877
Cost of revenues	(46,756)	(313,788)	(317,725)	(377,765)
Net (loss)/profit	(72,460)	(486,275)	(558,053)	(939,140)
Net cash used in by operating activities	(48,547)	(325,808)	(314,862)	(832,497)
Net cash (used in)/provided by investing activities	(12,343)	(82,836)	340,461	(541,637)
Net cash provided by financing activities	$ 61,818	414,872	7,136	194,964
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents			394,734		191,145
Restricted cash			1,004		1,006
Short-term investments			50,000		70,000
Inventories, net			110		70
Loan receivables, net			104,247		120,901
Prepayments and other current assets			103,780		84,414
Amounts due from related parties					397
Property, equipment and software, net			3,759		2,028
Intangible assets, net			3,344		2,986
Goodwill			928		928
Investments			15,847		14,259
Total assets			1,174,872		791,463
Accounts payable			439		725
Salaries and welfare payable			4,591		939
Advances from customers			26		28
Taxes payable			1,613		1,367
Amounts due to related parties			0		1,085
Accruals and other current liabilities			520,355		325,473
Total liabilities			1,913,226		1,490,687
Total revenues		150,228	407,851	978,215
Cost of revenues		(87,562)	(112,692)	(129,268)
Net (loss)/profit		5,565	(25,729)	(232,088)
Net cash used in by operating activities		(165,708)	(9,099)	(36,347)
Net cash (used in)/provided by investing activities		(39,369)	94,389	(178,288)
Net cash provided by financing activities		1,490		9,000
Net (decrease)/increase in cash and cash equivalents and restricted cash		¥ (203,587)	85,290	¥ (205,635)
VIEs and VIEs Subsidiaries | Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties			497,119		303,329
Amounts due to related parties			¥ 1,386,202		¥ 1,161,070